Label		Element	Value
DREYFUS ACTIVE MIDCAP FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to maximize capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 10 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73.99% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	73.99%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of midsize companies. The fund currently defines "midsize companies" as companies included in the Russell Midcap® Index, the fund's benchmark index. The fund's portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within mid-cap stocks in the U.S. stock market. The portfolio managers use a proprietary valuation model that identifies and ranks stocks to construct the fund's portfolio. The portfolio managers construct the fund's portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. Within each sector and style subset, the fund overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive. The fund typically will hold between 100 and 250 securities.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Best Quarter Q2, 2009: 20.71% Worst Quarter Q4, 2008: -28.18%
			The year-to-date total return of the fund’s Class A shares as of June 30, 2015 was 4.99%.
Year to Date Return, Label		rr_YearToDateReturnLabel	The year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.99%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(28.18%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund’s Class Y shares, periods prior to September 1, 2015 reflect the performance of the fund’s Class I shares.

Such performance figures have not been adjusted to reflect applicable class expenses.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/14)
DREYFUS ACTIVE MIDCAP FUND | Russell Midcap® Index reflects no deduction for fees, expenses or taxes
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.22%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	17.19%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.56%
DREYFUS ACTIVE MIDCAP FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)		rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.15%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,892
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	919
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,172
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,892
Annual Return 2005		rr_AnnualReturn2005	14.40%
Annual Return 2006		rr_AnnualReturn2006	13.56%
Annual Return 2007		rr_AnnualReturn2007	(4.76%)
Annual Return 2008		rr_AnnualReturn2008	(44.73%)
Annual Return 2009		rr_AnnualReturn2009	35.24%
Annual Return 2010		rr_AnnualReturn2010	17.62%
Annual Return 2011		rr_AnnualReturn2011	(5.21%)
Annual Return 2012		rr_AnnualReturn2012	18.74%
Annual Return 2013		rr_AnnualReturn2013	35.50%
Annual Return 2014		rr_AnnualReturn2014	14.58%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	7.98%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.14%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.00%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 29, 1985
DREYFUS ACTIVE MIDCAP FUND | Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	7.91%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.03%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.35%
DREYFUS ACTIVE MIDCAP FUND | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.57%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	12.39%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.05%
DREYFUS ACTIVE MIDCAP FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)		rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,338
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	14.53%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.78%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 27, 2002
DREYFUS ACTIVE MIDCAP FUND | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)		rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,155
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,155
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	14.84%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.65%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.65%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 27, 2002
DREYFUS ACTIVE MIDCAP FUND | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	[2]	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.82%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class Y are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,014
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	14.84%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.65%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.65%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 2015

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	Other expenses for Class Y are based on estimated amounts for the current fiscal year.